COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Outstanding Liability for Environmental Obligations
As of December 31, 2024 and 2023, the outstanding liability for environmental obligations are as follows:

(In millions)	2024	2023
Environmental reserves included in Accrued liabilities	$25	$19
Environmental reserves included in Other long-term liabilities	185	199
Total environmental reserves	$210	$218

Schedule of Asbestos Liabilities and Related Recoveries
The Company's asbestos liabilities and related insurance recoveries are as follows:

(In millions)	2024	2023
Asbestos liabilities included in Accrued liabilities	$17	$15
Asbestos liabilities included in Other long-term liabilities	208	206
Total asbestos liabilities	$225	$221

Asbestos-related recoveries included in Accounts receivable, net	$7	$5
Asbestos-related recoveries included in Other assets	88	88
Total asbestos-related recoveries	$95	$93

Schedule of Self-Insurance Liabilities
The Company's self-insurance liabilities were as follows:

(In millions)	2024	2023
Self-insurance liabilities included in Accrued liabilities	$173	$160
Self-insurance liabilities included in Other long-term liabilities	43	55
Total self-insurance liabilities	$216	$215